SCHEDULE OF ACCRUED LIABILITIES AND OTHERS (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Compensation and other contributions	$ 15,193	$ 13,244
Other current liability	37,485	66,911
Advance from customers	2,893	2,827
Total	$ 55,571	$ 82,982